Balance Sheet and Reserve Movement of the Company (Reserve Movement) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Mar. 26, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance at 1 January		¥ 19,039,474
Net profit attributable to shareholders of the Company		645,072	¥ 2,215,728	¥ 5,336,331
Dividends proposed and approved	¥ (1,298,858)	(1,298,858)	(2,705,952)	(3,247,144)
Appropriation of safety production fund		0	0	0
Balance at 31 December		18,374,176	19,039,474
Legal surplus [member]
Balance at 1 January		4,072,476	4,072,476
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0	0
Change in fair value of hedging instruments		0
Reclassified to cost of inventory		0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		4,072,476	4,072,476	4,072,476
Capital surplus [member]
Balance at 1 January		13,739	13,739
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0	0
Change in fair value of hedging instruments		0
Reclassified to cost of inventory		0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		13,739	13,739	13,739
Surplus reserve [member]
Balance at 1 January		101,355	101,355
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0	0
Change in fair value of hedging instruments		0
Reclassified to cost of inventory		0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		101,355	101,355	101,355
Other reserve [member]
Balance at 1 January		17,838	10,389
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0	0
Change in fair value of hedging instruments		0
Reclassified to cost of inventory		0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		(11,512)	7,449
Balance at 31 December		6,326	17,838	10,389
Hedging [member]
Balance at 1 January		0	0
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0	0
Change in fair value of hedging instruments		(63,840)
Reclassified to cost of inventory		63,840
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		0	0	0
Share premium [member]
Balance at 1 January		106,846	106,846
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0	0
Change in fair value of hedging instruments		0
Reclassified to cost of inventory		0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		106,846	106,846	106,846
Safety production fund [member]
Balance at 1 January		57,137	57,135
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		88,460	2
Change in fair value of hedging instruments		0
Reclassified to cost of inventory		0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		145,597	57,137	57,135
Retained earnings [member]
Balance at 1 January		14,670,083	15,160,309
Net profit attributable to shareholders of the Company		645,072	2,215,728
Dividends proposed and approved		(1,298,858)	(2,705,952)	(3,247,144)
Appropriation of safety production fund		(88,460)	(2)	(57,135)
Change in fair value of hedging instruments		0
Reclassified to cost of inventory		0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		13,927,837	14,670,083	15,160,309
Total [member]
Balance at 1 January		19,039,474	19,522,249
Net profit attributable to shareholders of the Company		645,072	2,215,728
Dividends proposed and approved		(1,298,858)	(2,705,952)
Appropriation of safety production fund		0	0
Change in fair value of hedging instruments		(63,840)
Reclassified to cost of inventory		63,840
Share of other comprehensive income/(loss) of investments accounted for using the equity method		(11,512)	7,449
Balance at 31 December		18,374,176	19,039,474	19,522,249
The Company [member]
Balance at 1 January		18,620,152
Balance at 31 December		17,697,677	18,620,152
The Company [member] | Legal surplus [member]
Balance at 1 January		4,072,476	4,072,476
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0
Change in fair value of hedging instruments		0
Reclassified to cost of inventory		0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		4,072,476	4,072,476	4,072,476
The Company [member] | Capital surplus [member]
Balance at 1 January		4,180	4,180
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0
Change in fair value of hedging instruments		0
Reclassified to cost of inventory		0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		4,180	4,180	4,180
The Company [member] | Surplus reserve [member]
Balance at 1 January		101,355	101,355
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0
Change in fair value of hedging instruments		0
Reclassified to cost of inventory		0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		101,355	101,355	101,355
The Company [member] | Other reserve [member]
Balance at 1 January		17,838	10,389
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0
Change in fair value of hedging instruments		0
Reclassified to cost of inventory		0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		(11,512)	7,449
Balance at 31 December		6,326	17,838	10,389
The Company [member] | Hedging [member]
Balance at 1 January		0	0
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0
Change in fair value of hedging instruments		(63,840)
Reclassified to cost of inventory		63,840
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		0	0	0
The Company [member] | Share premium [member]
Balance at 1 January		106,846	106,846
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0
Change in fair value of hedging instruments		0
Reclassified to cost of inventory		0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		106,846	106,846	106,846
The Company [member] | Safety production fund [member]
Balance at 1 January		57,135	57,135
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		88,462
Change in fair value of hedging instruments		0
Reclassified to cost of inventory		0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		145,597	57,135	57,135
The Company [member] | Retained earnings [member]
Balance at 1 January		14,260,322	14,965,864
Net profit attributable to shareholders of the Company		387,895	2,000,410
Dividends proposed and approved		(1,298,858)	(2,705,952)
Appropriation of safety production fund		(88,462)
Change in fair value of hedging instruments		0
Reclassified to cost of inventory		0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		13,260,897	14,260,322	14,965,864
The Company [member] | Total [member]
Balance at 1 January		18,620,152	19,318,245
Net profit attributable to shareholders of the Company		387,895	2,000,410
Dividends proposed and approved		(1,298,858)	(2,705,952)
Appropriation of safety production fund		0
Change in fair value of hedging instruments		(63,840)
Reclassified to cost of inventory		63,840
Share of other comprehensive income/(loss) of investments accounted for using the equity method		(11,512)	7,449
Balance at 31 December		¥ 17,697,677	¥ 18,620,152	¥ 19,318,245